Measurement categories, credit risk and maturity analysis of financial instruments (Detail 1.2) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016
Held for trading
Trading portfolio liabilities		SFr 30,463	[1],[2],[3],[4]	SFr 22,824
Negative replacement values	[5],[6],[7]	116,133	[1],[3],[4]	153,810
Total		146,597		176,634
Fair value through profit or loss
Financial liabilities designated at fair value		54,202		55,017
Amounts due under unit-linked investment contracts		11,523		9,286
Financial Liabilities At Amortised Cost [Abstract]
Due to banks		7,533	[3],[4]	10,645
Cash collateral on securities lent		1,789	[3],[4]	2,818
Repurchase agreements		15,255	[3],[4]	6,612
Cash collateral payables on derivative instruments		30,247	[3],[4]	35,472
UBS AG
Held for trading
Trading portfolio liabilities		30,463	[1],[2],[3],[4]	22,825
Negative replacement values	[5],[6],[7]	116,134	[1],[3],[4]	153,810
Total		146,598		176,635
Fair value through profit or loss
Financial liabilities designated at fair value		54,202		55,017
Amounts due under unit-linked investment contracts		11,523		9,286
Financial Liabilities At Amortised Cost [Abstract]
Due to banks		7,533	[3],[4]	10,645
Cash collateral on securities lent		1,789	[3],[4]	2,818
Repurchase agreements		15,255	[3],[4]	6,612
Cash collateral payables on derivative instruments		SFr 30,247	[3],[4]	SFr 35,472

[1]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[2]
Contractual maturities of trading portfolio liabilities are: CHF 29.5 billion due within one month (2016: CHF 21.8 billion), CHF 0.8 billion due between one month and one year (2016: CHF 1.0 billion) and CHF 0.1 billion due between 1 and 5 years (2016: CHF 0.1 billion).

[3]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[4]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.
[5]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented.

[6]	NRV: Negative replacement value.
[7]	Refer to Note 24 for more information on netting arrangements.